Working capital (Tables)	12 Months Ended
Dec. 31, 2025
Working Capital [Abstract]
Disclosure of changes in working capital

	Years ended December 31,
(€ million)	2025	2024	2023
(Increase)/decrease in inventories	(2,537)	632	(4,388)
(Increase)/decrease in trade receivables	(665)	786	(2,249)
Increase/(decrease) in trade payables	3,483	(4,007)	1,058
Other changes	(288)	(1,057)	(1,281)
Total change in working capital	(7)	(3,646)	(6,860)